STATEMENT OF CASH FLOWS	1 Months Ended
Dec. 31, 2020 USD ($)
Statement of Cash Flows [Abstract]
Net loss	$ (3,543)
Changes in current assets and liabilities:
Accrued offering costs and operating expenses	3,543
Cash Flows from Financing Activities:
Proceeds from sale of Class B common stock to Sponsor	25,000
Proceeds from issuance of promissory note to related party	175,000
Net cash provided by financing activities	200,000
Net Change in Cash	200,000
Cash, beginning of the period	0
Cash, end of period	200,000
Supplemental disclosure of cash flow information:
Accrued deferred offering costs	$ 45,000